Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Information on Leases	Information on leases:
	Year ended December 31,
	2025	2024	2023
	USD in thousands

Interest expense on lease liabilities	103	193	181
Total cash outflow for leases	1,001	1,017	1,711

Schedule of Right-of-Use Assets, Net	Disclosures in respect of right-of-use assets, net:
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2025	4,149	2,851	7,000
Additions during the year:
New leases	-	343	343
Terminated lease	(50)	(16)	(66)
Classification	-	6	6
Adjustments arising from indexation	28	-	28
Adjustments arising from translating financial statements from functional currency to presentation currency	593	433	1,026

Balance as of December 31, 2025	4,720	3,617	8,337

Accumulated depreciation:

Balance as of January 1, 2025	2,897	1,951	4,848
Additions during the year:
Depreciation in the year	411	589	1,000
Adjustments arising from translating financial statements from functional currency to presentation currency	449	329	778

Balance as of December 31, 2025	3,757	2,869	6,626

Depreciated cost as of December 31, 2025	963	748	1,711
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2024	4,124	2,418	6,542
Additions during the year:
New leases	-	633	633
Terminated lease	-	(25)	(25)
Classification	-	(168)	(168)
Adjustments arising from indexation	47	-	47
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)	(7)	(29)

Balance as of December 31, 2024	4,149	2,851	7,000

Accumulated depreciation:

Balance as of January 1, 2024	2,532	1,500	4,032
Additions during the year:
Depreciation in the year	343	452	795
Adjustments arising from translating financial statements from functional currency to presentation currency	22	(1)	21

Balance as of December 31, 2024	2,897	1,951	4,848

Depreciated cost as of December 31, 2024	1,252	900	2,152